Supplementary Financial Information (Tables)	12 Months Ended
Dec. 31, 2017
Supplementary Financial Information [Abstract]
Schedule Of Other Income And (Deductions)
Other Income and Deductions
	Year Ended December 31,
	2017	2016	2015

Accretion of fair value adjustment (discount) to regulatory assets due to acquisition accounting	$-	$1	$5
Professional fees	(15)	(15)	(19)
Non-recoverable pension and OPEB (Note 9)	(5)	(2)	(9)
Interest income	6	2	-
Other	(1)	(1)	1
Total other income and (deductions) - net	$(15)	$(15)	$(22)

Schedule Of Interest Expense And Related Charges

	Year Ended December 31,
	2017	2016	2015

Interest	$351	$341	$335
Amortization of debt issuance costs and discounts	3	3	3
Less allowance for funds used during construction – capitalized interest portion	(12)	(8)	(5)
Total interest expense and related charges	$342	$336	$333

Schedule Of Trade Accounts And Other Receivables

	At December 31,
	2017	2016

Gross trade accounts and other receivables	$638	$548
Allowance for uncollectible accounts	(3)	(3)
Trade accounts receivable – net	$635	$545

Summary of Investments And Other Property

	At December 31,
	2017	2016

Assets related to employee benefit plans, including employee savings programs	$111	$98
Land	2	2
Total investments and other property	$113	$100

Schedule Of Property, Plant And Equipment

	Composite Depreciation Rate/	At December 31,
	Avg. Life at December 31, 2017	2017	2016
Assets in service:
Distribution	2.9% / 34.3 years	$12,467	$11,369
Transmission	2.9% / 34.7 years	7,870	7,734
Other assets	7.1% / 14.1 years	1,380	1,131
Total		21,717	20,234
Less accumulated depreciation		7,255	6,836
Net of accumulated depreciation		14,462	13,398
Construction work in progress		402	416
Held for future use		15	15
Property, plant and equipment – net		$14,879	$13,829

Schedule Of Intangible Assets

	At December 31, 2017			At December 31, 2016
	Gross			Gross
	Carrying	Accumulated		Carrying	Accumulated
	Amount	Amortization	Net	Amount	Amortization	Net
Identifiable intangible assets subject to amortization:
Land easements	$453	$96	$357	$491	$94	$397
Capitalized software	679	339	340	470	326	144
Total	$1,132	$435	$697	$961	$420	$541

Schedule Of Estimated Aggregate Amortization Expenses

Year	Amortization Expense

2018	$47
2019	44
2020	43
2021	43
2022	43

Schedule Of Employee Benefit Obligations And Other

	At December 31,
	2017	2016

Retirement plans and other employee benefits	$2,035	$2,092
Uncertain tax positions (including accrued interest)	-	3
Investment tax credits	10	12
Other	57	61
Total employee benefit obligations and other	$2,102	$2,168

Schedule Of Supplemental Cash Flow Information

	Year Ended December 31,
	2017	2016	2015
Cash payments related to:

Interest	$345	$336	$346
Less capitalized interest	(12)	(8)	(5)
Interest payments (net of amounts capitalized)	$333	$328	$341

Amount in lieu of income taxes:
Federal	$(114)	$-	$135
State	20	20	43
Total payments (refunds) in lieu of income taxes	$(94)	$20	$178

Noncash Sharyland Asset Exchange costs	$383	$-	$-
Noncash construction expenditures (a)	$129	$122	$56

______________

(a)Represents end-of-period accruals.

Schedule Of Quarterly Information

2017	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Operating revenues	$935	$964	$1,068	$991
Operating income	160	197	247	184
Net income	73	112	157	77

2016	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Operating revenues	$943	$948	$1,071	$958
Operating income	169	196	250	162
Net income	81	110	163	77